UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.             May 16, 2011
--------------------------  ---------------------------   --------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        59
                                           -----------

Form 13F Information Table Entry Value:    $2,401,886
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 3-31-2011

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       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Acadia Pharmaceuticals Inc.     COM           004225108    7,070    4,364,070   SH          SOLE                 4,364,070
Achillion                       COM           00448Q201    5,736      802,200   SH          SOLE                   802,200
Adolor Corp.                    COM           00724X102    9,726    6,947,343   SH          SOLE                 6,947,343
Alere Inc.                      COM           01449J105   45,741    1,168,644   SH          SOLE                 1,168,644
Alere Inc. PFD Conv             PFD CONV      01449J204      202          732   SH          SOLE                       732
Alkermes                        COM           01642T108    6,538      504,827   SH          SOLE                   504,827
Alnylam                         COM           02043Q107    1,586      165,842   SH          SOLE                   165,842
Amicus Therapeutics             COM           03152W109    8,010    1,129,755   SH          SOLE                 1,129,755
Anacor Pharmaceuticals          COM           32420101     7,183    1,038,038   SH          SOLE                 1,038,038
Anadys Pharmaceuticals Inc.     COM           03252Q408       70       60,509   SH          SOLE                    60,509
Anthera Pharmaceuticals         COM           03674U102    5,400      800,000   SH          SOLE                   800,000
AP Pharma                       COM           00202J203    1,578    6,861,818   SH          SOLE                 6,861,818
Aradigm Corp.                   COM           038505301       18      100,000   SH          SOLE                   100,000
Ardea Biosciences Inc.          COM           03969P107  172,484    6,011,989   SH          SOLE                 6,011,989
Autoimmune Inc.                 COM           052776101        -       13,050   SH          SOLE                    13,050
Auxilium                        COM           05334D107  156,553    7,291,708   SH          SOLE                 7,291,708
Avanir Pharmaceuticals          COM           05348P401    2,040      500,000   SH          SOLE                   500,000
Biocryst Pharmaceuticals Inc.   COM           09058V103   21,086    5,563,615   SH          SOLE                 5,563,615
BioDelivery Sciences Intl. Inc. COM           09060J106    8,486    2,403,848   SH          SOLE                 2,403,848
Biomarin                        COM           09061G101    9,758      388,310   SH          SOLE                   388,310
Cadence Pharmaceuticals         COM           12738T100      355       38,717   SH          SOLE                    38,717
Chelsea Therapeutics            COM           163428105    4,325    1,114,700   SH          SOLE                 1,114,700
Cyclacel Pharmaceuticals Pfd.
  Conv. Ex 6%                   PFD CONV EX   23254L207       96       22,355   SH          SOLE                    22,355
Cumberland Pharmaceuticals      COM           230770109      533       96,381   SH          SOLE                    96,381
Depomed                         COM           249908104    1,839      183,145   SH          SOLE                   183,145
Exelixis Inc.                   COM           30161Q104   12,234    1,079,804   SH          SOLE                 1,079,804
Genomic Health Inc.             COM           37244C101  183,731    7,468,742   SH          SOLE                 7,468,742
GTX Inc.                        COM           40052B108    4,453    1,732,660   SH          SOLE                 1,732,660
Halozyme Therapeutics Inc.      COM           40637H109   26,462    3,946,559   SH          SOLE                 3,946,559
Idera Pharmaceuticals Inc.      COM           45168K108      761      288,401   SH          SOLE                   288,401
Incyte Corp.                    COM           45337C102  175,627   11,080,561   SH          SOLE                11,080,561
Infinity Pharmaceuticals Inc.   COM           45665G303      628      106,792   SH          SOLE                   106,792
Inhibitex Inc.                  COM           45719T103    3,358      927,793   SH          SOLE                   927,793
Intermune Inc.                  COM           45884X103   70,152    1,486,586   SH          SOLE                 1,486,586
Ligand Pharmaceuticals Inc.     CLASS B       53220K207      836       83,613   SH          SOLE                    83,613
Medivation Inc.                 COM           58501N101   10,867      583,018   SH          SOLE                   583,018
Micromet                        COM           59509C105   10,778    1,922,932   SH          SOLE                 1,922,932
Pharmacyclics Inc.              COM           716933106   12,808    2,174,461   SH          SOLE                 2,174,461
Pharmasset Inc.                 COM           71715N106  137,859    1,751,476   SH          SOLE                 1,751,476
Pozen                           COM           73941U102      617      114,984   SH          SOLE                   114,984
Salix Pharmaceuticals, Inc.     COM           795435106    2,912       83,118   SH          SOLE                    83,118
Seattle Genetics Inc.           COM           812578102  300,238   19,283,142   SH          SOLE                19,283,142
Threshold Pharma                COM           885807107    5,653    3,670,627   SH          SOLE                 3,670,627
Trimeris Inc.                   COM           896263100    8,724    3,475,475   SH          SOLE                 3,475,475
Via Pharmaceuticals             COM           92554T103        6      102,881   SH          SOLE                   102,881
Viropharma Inc.                 COM           928241108  208,195   10,462,071   SH          SOLE                10,462,071
Xenoport                        COM           98411C100    1,859      313,429   SH          SOLE                   313,429
Xoma Ltd.                       COM           G9825R206    1,117      400,400   SH          SOLE                   400,400
YM Biosciences                  COM           984238105   24,027    9,101,282   SH          SOLE                 9,101,282
Ziopharm Oncology Inc.          COM           98973P101    5,561      889,707   SH          SOLE                   889,707

Alere Inc. Conv.
  Notes 3% 5/15/16              CONV BONDS    01449JAA3    6,765    6,000,000   PRN         SOLE                 6,000,000
Amylin Pharmaceuticals
  Notes 2.5% 4/15/11            CONV BONDS    032346AD0        3        3,000   PRN         SOLE                     3,000
Biomarin Pharmaceuticals
  Notes 1.875% 4/23/2017        CONV BONDS    09061GAD3    8,748    6,410,000   PRN         SOLE                 6,410,000
Dendreon Corp.
  Notes 2.875% 1/15/16          CONV BONDS    24823QAC1    6,360    6,000,000   PRN         SOLE                 6,000,000
Human Genome 2.25% 10/15/11     CONV BONDS    444903AK4    7,183    4,500,000   PRN         SOLE                 4,500,000
Incyte Genomics
  Notes 4.75% 10/1/2015         CONV BONDS    45337CAH5  320,800  160,000,000   PRN         SOLE               160,000,000
Intermune Inc Notes 5% 3/1/15   CONV BONDS    45884XAD5   55,150   20,900,000   PRN         SOLE                20,900,000
Salix 144A 5.5% 8/15/28         CONV BONDS    795435AB2  170,658   44,500,000   PRN         SOLE                44,500,000
Salix 2.75% 5/15/15             CONV BONDS    795435AC0  140,343  130,400,000   PRN         SOLE               130,400,000
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